Revenue	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
Revenue
Note 4. Revenue
Disaggregation of Revenue
The following table presents the Company’s revenue information by customer geographical region:

	Three Months Ended March 31,
(Amounts in thousands)	2025	2024
Asia Pacific	$960	$333
United States	—	215
Others	47	1

Total revenue	$1,007	$549

The following provides a disaggregation of revenue based on the method of revenue recognition:

	Three Months Ended March 31,
(Amounts in thousands)	2025	2024
Revenue recognized at a point in time	$1,007	$3
Revenue recognized over time	—	546

Total revenue	$1,007	$549

Note 3. Revenue
Disaggregation of Revenue
The following table presents the Company’s revenue information by geographical region for the years ended December 31, 2024 and 2023 (in thousands):

	2024	2023

United States	$1,215	$3,848
Japan	332	4
Others	7	4

Total revenue	$1,554	$3,856

The following provides a disaggregation of revenue based on the pattern of revenue recognition for the years ended December 31, 2024 and 2023 (in thousands):

	2024	2023
Revenue recognized at a point in time	$361	$16
Revenue recognized over time	1,193	3,840

	$1,554	$3,856

Revenue allocated to remaining performance obligations, which includes unearned or deferred revenue and amounts that will be invoiced and recognized as revenue in future periods as of December 31, 2024 and 2023, was as follows (in thousands):

	2024	2023
Current	$—	$733
Non-current	—	367

Total	$—	$1,100